Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Apexigen measured at fair value on a recurring basis
The following tables set forth the financial instruments that we measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$14,671	$—	$—	$14,671
U.S. treasury securities	1,997	—	—	1,997

Total	$16,668	$—	$—	$16,668

Financial liability:
Derivative warrant liabilities	$—	$—	$11	$11

Total	$—	$—	$11	$11

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$18,526	$—	$—	$18,526
Commercial paper	—	5,498	—	5,498
Corporate debt securities	—	4,512	—	4,512
Government debt securities	—	1,503	—	1,503
Asset backed securities	—	1,404	—	1,404

Total	$18,526	$12,917	$—	$31,443

Financial liability:
Preferred stock warrant liability	$—	$—	$2	$2

Total	$—	$—	$2	$2

Summary of fair value of Apexigen's marketable securities and the gross unrealized holding gains and losses
The following tables summarize the estimated fair value of our marketable securities and the gross unrealized holding gains and losses (in thousands):

	December 31, 2022
		Unrealized
	Amortized Cost	Gains	Losses	Estimated Fair Value
Cash and cash equivalents:
Cash	$131	$—	$—	$131
Money market funds	14,671	—	—	14,671

Total cash and cash equivalents	$14,802	$—	$—	$14,802

Marketable securities:
U.S. treasury securities	$1,997	$—	$—	$1,997

Total marketable securities	$1,997	$—	$—	$1,997

	December 31, 2021
		Unrealized
	Amortized Cost	Gains	Losses	Estimated Fair Value
Cash and cash equivalents:
Cash	$4,917	$—	$—	$4,917
Money market funds	18,526	—	—	18,526

Total cash and cash equivalents	$23,443	$—	$—	$23,443

Marketable securities:
Commercial paper	$5,498	$—	$—	$5,498
Corporate debt securities	4,515	—	(3)	4,512
Government debt securities	1,503	—	—	1,503
Asset backed securities	1,405	—	(1)	1,404

Total marketable securities	$12,921	$—	$(4)	$12,917